August 7, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Alpine Income Trust (the “Trust”)
File Nos. (333 100289) and (811 21210) on behalf of its series, the Alpine Ultra Short Tax Optimized Income Fund

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus. The attached XBRL-coded disclosure is based on the disclosure found in the supplement dated July 24, 2014 to the Fund’s prospectus dated February 28, 2014 pursuant to Rule 497.

Sincerely,
/s/ Matthew Breitman
Matthew Breitman
General Counsel Alpine Woods Capital Investors, LLC